LOANS - Troubled debt restructurings segregated by class of loans (Details 4) (Loans receivable, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	6	32
Post-Modifications Outstanding Balance	$ 609	$ 7,930
Net Charge-offs Resulting from Modifications
Commercial | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1	8
Post-Modifications Outstanding Balance	8	3,319
Net Charge-offs Resulting from Modifications
Commercial | Non-farm, nonresidential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1	7
Post-Modifications Outstanding Balance	361	1,828
Net Charge-offs Resulting from Modifications
Commercial | Tax Exempt State and Political
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		1
Post-Modifications Outstanding Balance		1,379
Net Charge-offs Resulting from Modifications
Commercial | Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans		2
Post-Modifications Outstanding Balance		171
Net Charge-offs Resulting from Modifications
Retail | Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	1	6
Post-Modifications Outstanding Balance	3	36
Net Charge-offs Resulting from Modifications
Retail | Single Family Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans	3	8
Post-Modifications Outstanding Balance	237	1,197
Net Charge-offs Resulting from Modifications